Prepayments and Other Assets (Tables)	12 Months Ended
Dec. 31, 2019
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Components of Current and Non-Current Portions of Prepayment and Other Assets

The current and non-current portions of prepayments and other assets consist of the following:

	As of December 31,
	2018	2019	2019
	RMB	RMB	US$
Current portion:
Contract assets	1,414,549	1,875,704	269,428
VAT prepayments	436,343	507,135	72,845
Prepaid licensed copyrights	184,926	311,144	44,693
Deposits and prepaid rental fees	123,863	133,692	19,204
Others	536,700	891,553	128,064
	2,696,381	3,719,228	534,234

	As of December 31,
	2018	2019	2019
	RMB	RMB	US$
Non-current portion:
Prepaid licensed copyrights	3,685,272	3,006,109	431,801
Licensed copyrights prepaid assets (i)	569,123	325,504	46,756
Deposits and prepaid rental fees	171,676	22,269	3,199
Others	269,812	154,594	22,205
	4,695,883	3,508,476	503,961

(i)

Licensed copyrights prepaid assets are recognized when the Group has yet to receive the content copyrights from the counterparty under nonmonetary exchanges but the counterparty has already received the content copyrights from the Group.